Modified Assets Amortized Cost (Detail) - Modified Assets Amortized Cost [Member] € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Total Stages [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	€ 241
Net modification gain/losses recognized	(227)
Stage 1 [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	11
Net modification gain/losses recognized	(11)
Stage 2 [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	8
Net modification gain/losses recognized	(8)
Stage 3 [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	222
Net modification gain/losses recognized	(208)
Stage 3 POCI [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	0
Net modification gain/losses recognized	€ 0